Other income by function (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other income by function [Abstract]
Sales of fixed assets	$ 1,641,317	$ 2,605,720	$ 3,035,889
Lease expense	535,555	382,934	299,336
Sale of glass	1,334,123	549,787	672,203
Claims recovery	761,290	589,396	36,582
Others	2,445,617	1,016,317	2,533,234
Total	$ 6,717,902	$ 5,144,154	$ 6,577,244